EARNINGS (LOSS) PER SHARE	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Earnings Per Share [Abstract]
EARNINGS (LOSS) PER SHARE

14. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Three Months Ended		For the Nine Months Ended
	November 30,		November 30,
	2023	2022	2023	2022
Numerator:
Net income (loss) available to common shareholders	$(3,966,484)	$(4,085,660)	$(13,281,405)	$(12,930,211)

Effect of common stock equivalents
Add: interest expense on convertible debt	—	22,438	—	27,863
Add: amortization of debt discount	—	78,149	—	90,767
Add (less) loss (gain) on settlement of debt	—	—	—	(3,992)
Add (less) loss (gain) on change of derivative liabilities	—	—	—	(3,595)
Net income (loss) adjusted for common stock equivalents	(3,966,484)	(3,985,073)	(13,281,405)	(12,819,168)

Denominator:
Weighted average shares – basic	7,294,775,879	5,140,405,652	6,606,988,956	4,969,080,716

Net income (loss) per share – basic	$(0.00)	$(0.00)	$(0.00)	$(0.00)

Dilutive effect of common stock equivalents:
Convertible Debt	—	—	—	—
Preferred shares	—	—	—	—
Warrants	—	—	—	—
	—	—	—	—
Denominator:
Weighted average shares – diluted	7,294,775,879	5,140,405,652	6,606,988,956	4,969,080,716

Net income (loss) per share – diluted	$(0.00)	$(0.00)	$(0.00)	$(0.00)

The anti-dilutive shares of common stock equivalents for the three and nine months ended November 30, 2023 and 2022 were as follows:

	For the Three Months Ended		For the Nine Months Ended
	November 30,		November 30,
	2023	2022	2023	2022

Convertible notes and accrued interest	—	836,425,685	—	836,425,685
Convertible Series F Preferred Shares*	26,617,244,133	—	26,617,244,133	—
Stock options and warrants	428,667,451	401,217,451	428,667,451	401,217,451
Total	27,045,911,584	1,237,643,136	27,045,911,584	1,237,643,136

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at November 30, 2023 and 2022 the dilutive effects would be as follows:

	For the Three and Nine Months Ended
	November 30, 2023	November 30, 2022
Convertible Series F Preferred Shares	—	18,148,779,827

16. EARNINGS (LOSS) PER SHARE

The net income (loss) per common share amounts were determined as follows:

	For the Year Ended
	February 28,	February 28,
	2023	2022
Numerator:
Net income (loss) available to common shareholders	$(18,109,457)	$(62,197,484)

Effect of common stock equivalents
Add: interest expense on convertible debt	47,075	24,954
Add (less) loss (gain) on change of derivative liabilities	(3,595)	(372,214)
Net income (loss) adjusted for common stock equivalents	(18,065,977)	(62,544,744)

Denominator:
Weighted average shares - basic	5,091,857,082	4,029,658,082

Net income (loss) per share – basic	$(0.00)	$(0.02)

Denominator:
Weighted average shares – diluted	5,091,857,082	4,029,658,082

Net income (loss) per share – diluted	$(0.00)	$(0.02)

The anti-dilutive shares of common stock equivalents for the years ended February 28, 2023 and February 28, 2022 were as follows:

	For the Year Ended
	February 28,	February 28,
	2023	2022
Convertible notes and accrued interest	—	4,927,561
Convertible Class F Preferred Shares*	—	—
Stock options and warrants	496,942,251	1,256,845,661
Total	496,942,251	1,261,773,222

*	On August 23, 2021, the Company filed amended Series F preferred shares such that Series F preferred shares are not convertible into common stock by a holder until (A) August 23, 2023 or (B) the date on which such a conversion may be required for the purpose of (i) uplisting the Company to a new stock exchange, or (ii) selling more than 50% of the Company’s assets. Had these Series F preferred shares been convertible at February 28, 2023 and 2022 the dilutive effects would be as follows:

	For the Year Ended
	February 28
	2023	2022
Convertible Series F Preferred Shares	20,178,158,517	16,336,475,742

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS